CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 5,501,245	$ 12,858,873	$ 11,722,102
Prepaid expenses and other current assets	708,533	1,006,779	1,139,760
Deposit	62,667	27,884	0
Total Current Assets	6,272,445	13,893,536	12,861,862
NON - CURRENT ASSETS:
Property and equipment, net	2,837,443	3,303,366	4,310,980
Mineral rights	22,873,912	22,803,912	22,786,912
Restricted cash	3,690,000	3,690,000	2,250,000
Reclamation bond deposit	50,000	50,000	25,000
Other non-current assets	20,596	9,689	3,884
Total Non - Current Assets	29,471,951	29,856,967	29,376,776
Total Assets	35,744,396	43,750,503	42,238,638
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,364,547	1,651,461	2,150,195
Deferred rent - current portion	645	4,513	6,738
Deposit	1,750	1,750	0
Total Current Liabilities	1,366,942	1,657,724	2,156,933
LONG-TERM LIABILITIES:
Deposit		0	1,750
Deferred rent - long term portion		0	4,512
Asset retirement obligation	980,930	963,303	895,085
Total Liabilities	2,347,872	2,621,027	3,058,280
Commitments and Contingencies
STOCKHOLDERS' EQUITY :
Common stock ($0.0001 Par Value; 200,000,000 Shares Authorized; 33,544,125 and 28,389,378 shares issued and outstanding as of December 31, 2017 and 2016)	3,363	3,354	2,839
Additional paid-in capital	212,349,059	211,817,072	195,705,344
Accumulated deficit	(178,955,899)	(170,690,951)	(156,527,826)
Total Stockholders' Equity	33,396,524	41,129,476	39,180,358
Total Liabilities and Stockholders' Equity	35,744,396	43,750,503	42,238,638
Convertible Series A Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred Stock, Value, Issued	0	0	0
Convertible Series B Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred Stock, Value, Issued	0	0	0
Convertible Series C Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred Stock, Value, Issued	0	0	0
Convertible Series D Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred Stock, Value, Issued	0	0	0
Convertible Series E Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred Stock, Value, Issued	$ 1	$ 1	$ 1